Vanguard® Real Estate II Index Fund
Schedule of Investments (unaudited)
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (91.8%)
Data Center REITs (8.6%)
	Equinix Inc.	600,564	427,067
	Digital Realty Trust Inc.	1,937,323	268,862
			695,929
Diversified REITs (2.0%)
	WP Carey Inc.	1,398,824	76,712
	Essential Properties Realty Trust Inc.	998,383	26,297
	Broadstone Net Lease Inc.	1,197,864	17,441
	Global Net Lease Inc.	1,251,447	8,698
	Empire State Realty Trust Inc. Class A	877,634	7,986
	Alexander & Baldwin Inc.	464,315	7,647
	American Assets Trust Inc.	311,377	6,648
	Armada Hoffler Properties Inc.	430,827	4,532
	Gladstone Commercial Corp.	256,278	3,426
	One Liberty Properties Inc.	107,669	2,467
	NexPoint Diversified Real Estate Trust	210,975	1,262
			163,116
Health Care REITs (8.9%)
	Welltower Inc.	3,540,466	337,336
	Ventas Inc.	2,573,996	113,976
	Healthpeak Properties Inc.	4,528,897	84,283
	Omega Healthcare Investors Inc.	1,567,178	47,658
	Healthcare Realty Trust Inc. Class A	2,437,293	34,683
	Sabra Health Care REIT Inc.	1,479,139	20,590
	CareTrust REIT Inc.	762,148	18,840
[1]	Medical Properties Trust Inc.	3,831,935	17,627
	National Health Investors Inc.	277,671	17,510
	LTC Properties Inc.	264,848	8,766
	Community Healthcare Trust Inc.	165,585	4,393
	Global Medical REIT Inc.	399,324	3,238
	Universal Health Realty Income Trust	84,272	3,036
	Diversified Healthcare Trust	1,075,416	2,538
			714,474
Hotel & Resort REITs (2.8%)
	Host Hotels & Resorts Inc.	4,512,612	85,153
	Ryman Hospitality Properties Inc.	362,899	38,279
	Apple Hospitality REIT Inc.	1,390,442	20,523
	Park Hotels & Resorts Inc.	943,016	15,211
	Sunstone Hotel Investors Inc.	1,247,888	12,728
	DiamondRock Hospitality Co.	1,341,156	11,936
	Pebblebrook Hotel Trust	771,333	11,207

		Shares	Market Value ($000)
	RLJ Lodging Trust	997,598	10,974
	Xenia Hotels & Resorts Inc.	673,224	9,338
	Service Properties Trust	1,061,807	6,509
	Summit Hotel Properties Inc.	687,487	4,132
	Chatham Lodging Trust	311,939	2,860
			228,850
Industrial REITs (11.1%)
	Prologis Inc.	5,910,582	603,175
	Rexford Industrial Realty Inc.	1,350,426	57,812
	EastGroup Properties Inc.	296,365	46,043
	STAG Industrial Inc.	1,161,749	39,953
	Americold Realty Trust Inc.	1,813,266	39,837
	First Industrial Realty Trust Inc.	846,135	38,431
	Terreno Realty Corp.	546,191	29,685
	Innovative Industrial Properties Inc.	179,330	18,543
	LXP Industrial Trust	1,872,184	15,633
	Plymouth Industrial REIT Inc.	260,753	5,445
	Industrial Logistics Properties Trust	380,475	1,339
			895,896
Multi-Family Residential REITs (9.4%)
	AvalonBay Communities Inc.	908,443	172,214
	Equity Residential	2,307,586	148,609
	Essex Property Trust Inc.	410,579	101,105
	Mid-America Apartment Communities Inc.	746,439	97,037
	UDR Inc.	1,998,922	76,119
	Camden Property Trust	683,004	68,082
	Apartment Income REIT Corp. Class A	940,238	36,086
	Independence Realty Trust Inc.	1,436,803	22,658
	Elme Communities	562,110	8,522
	Veris Residential Inc.	472,479	6,808
*	Apartment Investment & Management Co. Class A	839,423	6,715
	Centerspace	96,366	6,481
	NexPoint Residential Trust Inc.	148,054	5,069
			755,505
Office REITs (4.6%)
	Alexandria Real Estate Equities Inc.	958,058	111,010
	Boston Properties Inc.	953,770	59,029
	Vornado Realty Trust	1,035,120	26,944
	Kilroy Realty Corp.	713,324	24,110
	Cousins Properties Inc.	970,961	22,274
[1]	SL Green Realty Corp.	411,883	20,524
	Highwoods Properties Inc.	676,197	17,716
	COPT Defense Properties	719,936	17,257
	Douglas Emmett Inc.	1,066,215	14,618
*	Equity Commonwealth	682,616	12,779
	JBG SMITH Properties	580,905	8,719
	Easterly Government Properties Inc. Class A	613,416	7,171
	Piedmont Office Realty Trust Inc. Class A	792,254	5,459
	Brandywine Realty Trust	1,101,779	5,002
	Paramount Group Inc.	1,043,547	4,842
	Hudson Pacific Properties Inc.	811,888	4,709
	Peakstone Realty Trust	230,136	3,215
	NET Lease Office Properties	93,688	2,142
	City Office REIT Inc.	254,132	1,184
	Orion Office REIT Inc.	336,038	1,049
	Franklin Street Properties Corp.	534,339	994

		Shares	Market Value ($000)
	Office Properties Income Trust	307,574	621
			371,368
Other Specialized REITs (6.7%)
	VICI Properties Inc. Class A	6,617,728	188,936
	Iron Mountain Inc.	1,867,825	144,794
	Gaming & Leisure Properties Inc.	1,708,011	72,983
	Lamar Advertising Co. Class A	560,232	64,903
	EPR Properties	481,778	19,555
	Outfront Media Inc.	897,060	14,228
	Four Corners Property Trust Inc.	579,070	13,579
	Uniti Group Inc.	1,525,321	8,771
	Safehold Inc.	295,213	5,385
	Farmland Partners Inc.	293,621	3,159
	Gladstone Land Corp.	217,211	2,754
			539,047
Retail REITs (13.2%)
	Simon Property Group Inc.	2,086,922	293,275
	Realty Income Corp.	5,021,025	268,826
	Kimco Realty Corp.	4,311,964	80,332
	Regency Centers Corp.	1,121,671	66,425
	Federal Realty Investment Trust	469,901	48,950
	NNN REIT Inc.	1,166,818	47,291
	Brixmor Property Group Inc.	1,923,165	42,502
	Agree Realty Corp.	642,874	36,785
	Kite Realty Group Trust	1,403,431	30,595
	Phillips Edison & Co. Inc.	765,331	25,026
	Tanger Inc.	688,984	19,533
	Macerich Co.	1,377,605	18,956
	SITE Centers Corp.	1,205,035	16,256
	Urban Edge Properties	752,637	12,592
	Acadia Realty Trust	654,186	11,304
	InvenTrust Properties Corp.	431,917	10,945
	Retail Opportunity Investments Corp.	806,249	9,893
	Getty Realty Corp.	320,201	8,677
	NETSTREIT Corp.	439,724	7,409
	Whitestone REIT	300,973	3,461
	Alexander's Inc.	14,703	3,111
	Saul Centers Inc.	84,070	3,061
	CBL & Associates Properties Inc.	71,303	1,551
*,2	Spirit MTA REIT	257,871	23
			1,066,779
Self-Storage REITs (6.4%)
	Public Storage	1,012,328	262,648
	Extra Space Storage Inc.	1,351,533	181,484
	CubeSmart	1,438,419	58,170
	National Storage Affiliates Trust	504,790	17,688
			519,990
Single-Family Residential REITs (4.6%)
	Invitation Homes Inc.	3,914,593	133,879
	Sun Communities Inc.	796,054	88,617
	American Homes 4 Rent Class A	2,080,724	74,490
	Equity LifeStyle Properties Inc.	1,132,678	68,289
	UMH Properties Inc.	403,504	6,424
			371,699
Telecom Tower REITs (11.2%)
	American Tower Corp.	2,982,020	511,595

		Shares	Market Value ($000)
	Crown Castle Inc.	2,774,282	260,172
	SBA Communications Corp. Class A	690,141	128,449
			900,216
Timber REITs (2.3%)
	Weyerhaeuser Co.	4,669,697	140,885
	Rayonier Inc.	901,281	26,732
	PotlatchDeltic Corp.	507,526	20,306
			187,923
Total Equity Real Estate Investment Trusts (REITs) (Cost $7,143,347)			7,410,792
Real Estate Management & Development (7.8%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	224,057	12,816
	RMR Group Inc. Class A	100,231	2,377
			15,193
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	208,904	13,612
*	Forestar Group Inc.	127,473	3,951
			17,563
Real Estate Operating Companies (0.3%)
	DigitalBridge Group Inc.	1,043,957	17,163
	Kennedy-Wilson Holdings Inc.	713,067	6,125
*,1	Seritage Growth Properties Class A	233,304	2,179
			25,467
Real Estate Services (7.1%)
*	CoStar Group Inc.	2,612,259	239,100
*	CBRE Group Inc. Class A	1,949,696	169,409
*	Jones Lang LaSalle Inc.	304,314	54,990
*	Zillow Group Inc. Class C	987,044	42,018
*	Zillow Group Inc. Class A	357,751	15,026
*	Cushman & Wakefield plc	1,163,664	11,229
	Newmark Group Inc. Class A	920,785	8,812
*	Compass Inc. Class A	2,374,437	7,480
*	Opendoor Technologies Inc.	3,432,852	6,831
	Marcus & Millichap Inc.	159,274	5,044
[1]	eXp World Holdings Inc.	492,751	4,908
*	Redfin Corp.	736,045	4,129
*	Anywhere Real Estate Inc.	634,846	3,085
*	Offerpad Solutions Inc.	59,854	465
*	Doma Holdings Inc.	33,504	203
			572,729
Total Real Estate Management & Development (Cost $705,854)			630,952

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4]	Vanguard Market Liquidity Fund (Cost $50,763)	5.394%	507,725	50,767
Total Investments (100.2%) (Cost $7,899,964)				8,092,511
Other Assets and Liabilities—Net (-0.2%)				(16,312)
Net Assets (100%)				8,076,199
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,050,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $16,304,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alexandria Real Estate Equities Inc.	1/31/25	CITNA	12,142	(5.327)	—	(819)
Park Hotels & Resorts Inc.	1/31/25	GSI	6,716	(5.331)	—	(278)
Realty Income Corp.	8/30/24	BANA	16,230	(5.431)	—	(85)
					—	(1,182)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $67,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,041,721	—	23	8,041,744
Temporary Cash Investments	50,767	—	—	50,767
Total	8,092,488	—	23	8,092,511

Derivative Financial Instruments
Liabilities
Swap Contracts	—	1,182	—	1,182